Schedule of other amounts recognized in the consolidated income statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Expense relating to short-term leases (included in other income and expenses)	€ 340	€ 96	€ 146
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in other income and expenses)	21		3
Income relating to revaluation of lease liabilities (included in other income and expenses)	42	1,591
Expenses relating to termination of lease contracts (included in other income and expenses)	€ (38)	€ (7)